Share Capital and warrants - Summary of Calculation of Weighted Average Number of Common Shares (Detail) - shares	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Earnings per share [line items]
Issued common shares as at December 1	77,013,411	76,953,411
Weighted average number of common shares, basic and diluted	92,350,198	76,991,635
Share options [member]
Earnings per share [line items]
Effect of share options exercised	374,247	38,224
public issue common shares [member]
Earnings per share [line items]
Effect of issue common shares	14,816,285	0
Brokers warrants [member]
Earnings per share [line items]
Effect of broker warrants exercised	146,255	0